ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Beginning balance, net of tax effect	$ 264,541	$ 196,033	$ 129,412
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	198,776	128,515	60,621
Tax effect	(68,000)	(43,000)	6,000
Unrealized gains on available-for-sale securities, net of tax effect	130,776	85,515	66,621
Amounts reclassified from accumulated other comprehensive income, net of tax effect:
Unrealized gain on available-for-sale securities reclassified	(40,841)	(25,007)
Tax effect	14,000	8,000
Amounts reclassified, net of tax effect	(26,841)	(17,007)
Ending balance, net of tax effect	$ 368,476	$ 264,541	$ 196,033